Other accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other accounts receivable, net
Credit cards	$ 760,016	$ 231,260
Other points of sales	140,952	67,315
Cargo clients	51,790	45,201
Travel agencies and insurance commissions	33,864	16,099
Other accounts receivable	33,688	87,204
Employees	15,637	36,287
Benefits from suppliers	10,616	105,947
Marketing services receivable	706	4,020
Airport services		15
Other current accounts receivable, gross	1,047,269	593,348
Allowance for expected credit losses	(12,665)	(32,708)	$ (40,308)	$ (11,304)
Other accounts receivable, net	$ 1,034,604	$ 560,640